Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
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Schedule of Income Tax Expense (Recovery)
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023
Current income tax expense (recovery)	$(2,868)	$80	$(2,809)	$(2,560)
Global minimum income tax expense	50,510	-	50,510	-
Total current income tax expense (recovery)	$47,642	$80	$47,701	$(2,560)
Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$4,271	$1,701	$4,495	$3,061

Write down (reversal of write down) or recognition of prior period temporary differences	(1,400)	4,354	(1,711)	(946)

Total deferred income tax expense	$2,871	$6,055	$2,784	$2,115
Total income tax expense (recovery) recognized in net earnings	$50,513	$6,135	$50,485	$(445)

Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income
Income Tax Expense (Recovery) in Other Comprehensive Income

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Current income tax expense (recovery) related to LTIs - common shares held	$4,190	$-	$4,190	$-
Deferred income tax expense (recovery) related to LTIs - common shares held	(2,863)	(6,044)	(2,766)	(2,090)

Income tax expense (recovery) recognized in OCI	$1,327	$(6,044)	$1,424	$(2,090)

Schedule of Income Tax Rate Reconciliation
Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Earnings before income taxes	$172,830	$147,583	$336,843	$252,394

Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%

Income tax expense (recovery) based on above rates	$46,664	$39,847	$90,948	$68,146

Non-deductible stock based compensation and other	421	547	770	886

Differences in tax rates in foreign jurisdictions 1	(46,211)	(39,044)	(90,576)	(68,938)

Global minimum tax expense	50,510	-	50,510	-

Current period unrecognized temporary differences	529	431	544	407

Write down (reversal of write down) or recognition of prior period temporary differences	(1,400)	4,354	(1,711)	(946)

Total income tax expense (recovery) recognized in net earnings	$50,513	$6,135	$50,485	$(445)

Effective Tax Rate	29%	4%	15%	0%

1)	During the six months ended June 30, 2024, the Company’s subsidiaries generated net earnings of $337 million, as compared to $257 million during the comparable period of the prior year.

Schedule of Deferred Income Taxes
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2024 and the year ended December 31, 2023 is shown below:

	Six Months Ended June 30, 2024

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$810	$(810)	$-	$-

Capital loss carryforward	956	(317)	(639)	-

Other 2	4,135	(1,957)	-	2,178

Deferred tax liabilities

Debt financing fees 3	(818)	4	-	(814)

Unrealized gains on long-term investments	(4,415)	732	3,405	(278)

Mineral stream interests 4	(668)	(418)	-	(1,086)

Foreign withholding tax	(232)	(18)	-	(250)

Total	$(232)	$(2,784)	$2,766	$(250)

1)	As at June 30, 2024, the Company had no non-capital losses available to recognize against deferred tax liabilities.
2)	Other includes capital assets, PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 12.

	Year Ended December 31, 2023

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Closing Balance

Deferred tax assets

Non-capital loss carryforward	$-	$810	$-	$810

Capital loss carryforward	792	40	124	956

Other	4,256	(121)	-	4,135

Deferred tax liabilities

Debt and share financing fees	(774)	(44)	-	(818)

Unrealized gains on long-term investments	(8,006)	(4)	3,595	(4,415)

Mineral stream interests	3,732	(4,400)	-	(668)

Foreign withholding tax	(165)	(67)	-	(232)

Total	$(165)	$(3,786)	$3,719	$(232)

Deferred income tax assets in Canada not recognized
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	June 30 2024	December 31 2023

Mineral stream interests	$7,314	$8,804

Other	2,727	2,376

Unrealized losses on long-term investments	12,575	12,912

Total	$22,616	$24,092

1)	As at June 30, 2024, the Company had fully recognized the tax effect of non-capital losses.

Disclosure of Detailed Information About Current Income Taxes (Payable) Receivable Explanatory
Current Income Taxes (Payable) Receivable
The movement in current income taxes (payable) receivable for the six months ended June 30, 2024 is as follows:

(in thousands)	Current Taxes (Payable) Receivable

Current taxes receivable - December 31, 2023	$5,935

Current income tax recovery - income statement	2,809

Global minimum income tax expense	(50,510)

Current income tax expense - statement of OCI	(4,190)

Income taxes paid	191

Foreign exchange adjustments	(201)

Current taxes payable - June 30, 2024	$(45,966)

Comprised of:

Current income taxes receivable	$4,544

Non-current global minimum income tax payable	(50,510)

Current taxes payable - June 30, 2024	$(45,966)